Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax expense	$ 59.0	$ 46.0	$ 72.0	$ 145.0
Income tax expense as a percentage of income before taxes	(40.40%)	(20.20%)	(46.80%)	(21.80%)